SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Net Revenues	$ 83,873	¥ 583,909	¥ 531,508	¥ 443,924
Cost of revenues	(55,861)	(388,894)	(338,143)	(256,395)
GROSS PROFIT	28,012	195,015	193,365	187,529
OPERATING EXPENSES
Selling and marketing	(8,004)	(55,721)	(43,751)	(36,710)
General and administrative	(27,926)	(194,417)	(132,718)	(142,252)
Research and development	(545)	(3,793)	(1,513)	(6,262)
Impairment loss	(5,567)	(38,754)
Total operating expenses	(42,042)	(292,685)	(177,982)	(185,224)
OPERATING INCOME	(14,030)	(97,670)	15,383	2,305
OTHER INCOME (EXPENSE)
Interest income	773	5,379	6,652	5,191
Foreign exchange gain, net	3	23	372	(522)
Other (loss) income, net	57	396	1,447	1,652
Gain on disposal of subsidiary				38,145
Gain from derecognition of liabilities		0	15,226
Gain from deregistration of subsidiaries	264	1,841	2,858
Gain on sale of investment available for sale	172	1,200	1,056	8,768
Total other income	1,459	10,161	33,055	53,234
Total assets	$ 146,628		910,219			¥ 910,219	¥ 1,020,799
Number of Operating Segments | segment					4	4
Consolidated
Segment Reporting Information [Line Items]
Net Revenues		583,909	531,508	443,924
Cost of revenues		(388,894)	(338,143)	(256,395)
GROSS PROFIT		195,015	193,365	187,529
OPERATING EXPENSES
Selling and marketing		(49,124)	(38,237)	(32,232)
General and administrative		(131,491)	(94,485)	(91,570)
Research and development		(245)	(487)	(648)
Unallocated corporate expenses		(73,071)	(44,773)	(60,774)
Total operating expenses		(292,685)	(177,982)	(185,224)
OPERATING INCOME		(97,670)	15,383	2,305
OTHER INCOME (EXPENSE)
Interest income		2,562	4,125	1,227
Foreign exchange gain, net		25	38	47
Other (loss) income, net		2,868	8,480	7,079
Gain on disposal of subsidiary				4,540
Gain from derecognition of liabilities			4,254
Gain from deregistration of subsidiaries		562	2,858
Gain on sale of investment available for sale		1,043	512	7,552
Unallocated corporate other income		3,101	12,788	32,789
Total other income		10,161	33,055	53,234
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS		(87,509)	48,438	55,539
Total assets			910,219	977,420		¥ 910,219	1,020,799
Segment assets
OTHER INCOME (EXPENSE)
Total assets			725,680	669,429		725,680	811,589
Unallocated corporate assets
OTHER INCOME (EXPENSE)
Total assets			184,539	307,991		184,539	209,210
K-12 Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues		313,747	277,790	232,433
Cost of revenues		(197,064)	(178,645)	(152,509)
GROSS PROFIT		116,683	99,145	79,924
OPERATING EXPENSES
Selling and marketing		(1,361)	(1,286)	(1,356)
General and administrative		(44,271)	(46,041)	(40,681)
Total operating expenses		(45,632)	(47,327)	(42,037)
OPERATING INCOME		71,051	51,818	37,887
OTHER INCOME (EXPENSE)
Interest income		1,412	3,859	804
Other (loss) income, net		(82)	3,404	1,025
Gain on sale of investment available for sale		1,043	512	5,594
Total other income		2,373	7,775	7,423
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS		73,424	59,593	45,310
Total assets			373,671	370,251		373,671	345,427
K-12 Schools [Member] | Segment assets
OTHER INCOME (EXPENSE)
Total assets			373,671	370,251		373,671	345,427
CP&CE Programs
Segment Reporting Information [Line Items]
Net Revenues		270,162	253,718	211,491
Cost of revenues		(191,830)	(159,498)	(103,886)
GROSS PROFIT		78,332	94,220	107,605
OPERATING EXPENSES
Selling and marketing		(47,763)	(36,951)	(30,876)
General and administrative		(87,220)	(48,444)	(50,889)
Research and development		(245)	(487)	(648)
Impairment loss		(38,754)
Total operating expenses		(173,982)	(85,882)	(82,413)
OPERATING INCOME		(95,650)	8,338	25,192
OTHER INCOME (EXPENSE)
Interest income		1,150	266	423
Foreign exchange gain, net		25	38	47
Other (loss) income, net		2,950	5,076	6,054
Gain on disposal of subsidiary				4,540
Gain from derecognition of liabilities			4,254
Gain from deregistration of subsidiaries		562	2,858
Gain on sale of investment available for sale				1,958
Total other income		4,687	12,492	13,022
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS		¥ (90,963)	20,830	38,214
Total assets			352,009	299,178		352,009	466,162
CP&CE Programs | Segment assets
OTHER INCOME (EXPENSE)
Total assets			¥ 352,009	¥ 299,178		¥ 352,009	¥ 466,162